SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 7,211,370	$ 7,163,690	$ 5,663,628
Total deferred tax asset	7,211,370	7,163,690	5,663,628
Less: Valuation allowance	(7,211,370)	(7,163,690)	(5,663,628)
Net deferred tax asset